UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Investor Class (SEEDX)
Institutional Class (SEDEX)

SEMI-ANNUAL REPORT
JUNE 30, 2017

Oakseed Opportunity Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Expense Example	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oakseed Opportunity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.oakseedfunds.com

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 100.4%
$28,738,631	UMB Money Market Fiduciary, 0.01%[1]	$28,738,631

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,738,631)	28,738,631

	TOTAL INVESTMENTS – 100.4% (Cost $28,738,631)	28,738,631
	Liabilities in excess of other assets – (0.4)%	(123,171)

	TOTAL NET ASSETS – 100.0%	$28,615,460

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Short-Term Investments	100.4%
Total Investments	100.4%
Liabilities in excess of other assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $28,738,631)	$28,738,631
Receivables:
Interest	139
Total assets	28,738,770

Liabilities:
Payables:
Due to custodian	21,325
Advisory fees	29,958
Distribution fees (Note 6)	862
Transfer agent fees and expenses	18,397
Fund administration fees	14,277
Fund accounting fees	13,653
Legal fees	7,200
Custody fees	3,293
Auditing fees	3,000
Chief Compliance Officer fees	2,167
Trustees' fees and expenses	12
Accrued other expenses	9,166
Total liabilities	123,310

Net Assets	$28,615,460

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$28,612,798
Accumulated net investment income	45,947
Undistributed net realized loss on investments, securities sold short and
written options contracts	(43,285)
Net Assets	$28,615,460

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$3,446,739
Shares of beneficial interest issued and outstanding	444,357
Redemption price	$7.76

Institutional Class Shares:
Net assets applicable to shares outstanding	$25,168,721
Shares of beneficial interest issued and outstanding	3,220,535
Redemption price	$7.82

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,192)	$482,785
Interest	322
Total investment income	483,107

Expenses:
Advisory fees	243,282
Fund administration fees	36,844
Registration fees	32,887
Transfer agent fees and expenses	28,953
Fund accounting fees	28,340
Chief Compliance Officer fees	8,396
Custody fees	8,009
Distribution fees (Note 6)	7,709
Legal fees	4,209
Trustees' fees and expenses	1,745
Auditing fees	1,656
Shareholder reporting fees	1,402
Insurance fees	1,293
Total expenses	404,725
Advisory fees waived	(102,516)
Net expenses	302,209
Net investment income	180,898

Realized and Unrealized gain (loss) on Investments:
Net realized gain on:
Investments	11,446,158
Net realized gain	11,446,158
Net change in unrealized appreciation/depreciation on:
Investments	(9,181,728)
Net change in unrealized appreciation/depreciation	(9,181,728)
Net realized and unrealized gain on investments
2,264,430

Net Increase in Net Assets from Operations	$2,445,328

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$180,898	$468,305
Net realized gain on investments and securities sold short	11,446,158	5,834,467
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(9,181,728)	(132,873)
Net increase in net assets resulting from operations	2,445,328	6,169,899

Distributions to Shareholders:
From net investment income:
Investor Class	(7,713)	(9,915)
Institutional Class	(127,238)	(212,877)
From net realized gain:
Investor Class	(1,303,132)	(637,009)
Institutional Class	(10,737,117)	(4,450,884)
Total distributions to shareholders	(12,175,200)	(5,310,685)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	138,324	935,681
Institutional Class	1,279,567	2,042,794
Reinvestment of distributions:
Investor Class	1,288,552	640,766
Institutional Class	10,607,782	4,646,309
Cost of shares redeemed:
Investor Class	(4,195,047)	(9,743,523)
Institutional Class	(27,705,531)	(44,662,236)
Net decrease in net assets from capital transactions	(18,586,353)	(46,140,209)

Total decrease in net assets	(28,316,225)	(45,280,995)

Net Assets:
Beginning of period	56,931,685	102,212,680
End of period	$28,615,460	$56,931,685

Accumulated net investment income	$45,947	$-

Capital Share Transactions:
Shares sold:
Investor Class	11,335	84,029
Institutional Class	104,644	175,328
Shares reinvested:
Investor Class	166,110	53,442
Institutional Class	1,357,275	385,586
Shares redeemed:
Investor Class	(346,645)	(872,419)
Institutional Class	(2,440,360)	(3,618,749)
Net decrease in capital share transactions	(1,147,641)	(3,792,783)

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31,								For the Period Ended December 31, 2012*
			2016		2015		2014		2013
Net asset value, beginning of period	$11.77		$11.82		$13.13		$12.37		$10.00		$10.00
Income from Investment Operations:
Net investment income[1]	0.03		0.04		0.02		0.02		0.07		-
Net realized and unrealized gain (loss)	0.54		1.01		(0.45)		1.27		2.38		-
Total from investment operations	0.57		1.05		(0.43)		1.29		2.45		-

Less Distributions:
From net investment income	(0.03)		(0.02)		-		-		(0.03)		-
From net realized gain	(4.55)		(1.08)		(0.88)		(0.53)		(0.05)		-
Total distributions	(4.58)		(1.10)		(0.88)		(0.53)		(0.08)		-

Net asset value, end of period	$7.76		$11.77		$11.82		$13.13		$12.37		$10.00

Total return[2]	4.82%	[4]	8.65%		(3.39)%		10.41%		24.47%		-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,447		$7,223		$15,943		$24,371		$34,902		$20

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.80%	[3,5]	1.62%	[3]	1.54%	[3]	1.53%	[3]	1.77%	[3]	-
After fees waived and expenses absorbed	1.40%	[3,5]	1.40%	[3]	1.41%	[3]	1.40%	[3]	1.41%	[3]	-
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.09%	[5]	0.12%		(0.01)%		(0.01)%		0.19%
After fees waived and expenses absorbed	0.49%	[5]	0.34%		0.12%		0.12%		0.55%		-

Portfolio turnover rate	34%	[4]	96%		86%		123%		71%		-

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2017. For the prior periods, the ratios would have been lowered by 0.00%, 0.01%, 0.00%, and 0.01%, respectively.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31,								For the Period Ended December 31, 2012*
			2016		2015		2014		2013
Net asset value, beginning of period	$11.84		$11.89		$13.18		$12.39		$10.00		$10.00
Income from Investment Operations:
Net investment income[1]	0.04		0.07		0.05		0.05		0.09		-
Net realized and unrealized gain (loss)	0.54		1.01		(0.45)		1.28		2.40		-
Total from investment operations	0.58		1.08		(0.40)		1.33		2.49		-

Less Distributions:
From net investment income	(0.05)		(0.05)		(0.01)		(0.01)		(0.05)		-
From net realized gain	(4.55)		(1.08)		(0.88)		(0.53)		(0.05)		-
Total distributions	(4.60)		(1.13)		(0.89)		(0.54)		(0.10)		-

Net asset value, end of period	$7.82		$11.84		$11.89		$13.18		$12.39		$10.00

Total return[2]	4.93%	[4]	8.89%		(3.12)%		10.69%		24.86%		-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,168		$49,709		$86,270		$111,819		$76,482		$2,980

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.55%	[3,5]	1.37%	[3]	1.29%	[3]	1.28%	[3]	1.52%	[3]	-
After fees waived and expenses absorbed	1.15%	[3,5]	1.15%	[3]	1.16%	[3]	1.15%	[3]	1.16%	[3]	-
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.34%	[5]	0.37%		0.24%		0.24%		0.44%		-
After fees waived and expenses absorbed	0.74%	[5]	0.59%		0.37%		0.37%		0.80%		-

Portfolio turnover rate	34%	[4]	96%		86%		123%		71%		-

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]
If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended June 30, 2017. For the prior periods, the ratios would have been lowered by 0.00%, 0.01%, 0.00%, and 0.01%, respectively.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
Oakseed Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

On June 30, 2017, the Advisor has decided to cease trading and to enact an orderly liquidation of the Fund. The Advisor expects no additional costs to be incurred related to the liquidation of the Fund.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended June 30, 2017 the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Jackson Park Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.95% of the Fund’s average daily net assets up to $1 billion and 0.85% of the Fund’s average daily net assets in excess of $1 billion. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2017, the Advisor waived $102,516 of its advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2017, the amount of these potentially recoverable expenses was $622,367. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

2017	$169,602
2018	171,768
2019	178,481
2020	102,516
Total	$622,367

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2017 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$28,738,631

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation on investments	$-

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	475,825
Tax accumulated earnings	475,825

Accumulated capital and other losses	-
Net unrealized appreciation on investments	9,256,709
Total accumulated earnings	$9,732,534

The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

Distribution paid from:	2016	2015
Ordinary income	$221,891	$225,436
Long-term capital gains	5,088,794	7,070,690
Total distributions paid	$5,310,685	$7,296,126

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Note 5 – Investment Transactions
For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term investments, were $14,123,655 and $72,164,946, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class, payable to IMST DistribuFin maytors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$28,738,631	$-	$-	$28,738,631
Total Assets	$28,738,631	$-	$-	$28,738,631

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 10 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Oakseed Opportunity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Note 14 – Liquidation
At the end of business day on June 30, 2017, the Fund made a liquidating distribution to its remaining shareholders equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholders. The Fund is dissolved on June 30, 2017.

Oakseed Opportunity Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/17	6/30/17	1/1/17 – 6/30/17
Investor Class	Actual Performance	$1,000.00	$1,048.20	$7.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.84	7.02
Institutional Class	Actual Performance	1,000.00	1,049.30	5.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.07	5.78

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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 Oakseed Opportunity Fund
A series of Investment Managers Series Trust

Investment Advisor
Jackson Park Capital, LLC
175 West Canyon Crest Road, Suite 202
Alpine, Utah 84004

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oakseed Opportunity Fund-Investor Class	SEEDX	46141P 107
Oakseed Opportunity Fund-Institutional Class	SEDEX	46141P 206

Privacy Principles of the Oakseed Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oakseed Opportunity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 446-4460, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 446-4460, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 446-4460. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 446-4460 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

Oakseed Opportunity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 446-4460

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2017